MERK HARD CURRENCY ETF
(the “Fund”)

Supplement dated April 6, 2015 to the Prospectus dated July 31, 2014

On March 26, 2015, the Board of Trustees (“Board”) of Forum ETF Trust (the “Trust”) approved a Plan of Liquidation and Dissolution (the “Liquidation”) pursuant to which the assets of the Fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the Fund will be distributed to shareholders. The Fund’s investment adviser (the “Adviser”) has recommended to the Board to approve the Liquidation based on market conditions and economic factors adversely affecting the ability of the fund to conduct its business operations in an economically efficient manner. As a result, the Board concluded that it is in the best interest of the Fund’s shareholders to liquidate the Fund.

In anticipation of the liquidation, the Fund will stop accepting purchases into the Fund on or around April 6, 2015. The Fund will then begin its process of winding up and liquidating its portfolio assets as soon as reasonably practicable. As a result, the Fund will not be pursuing its investment objective on or around April 6, 2015. In connection with the Liquidation, the Board has directed the Trust’s principal underwriter to cease offering shares of the Fund immediately as of April 6, 2015.

The Fund anticipates that it will complete the Liquidation on or around the close of business on April 13, 2015 (the “Liquidation Date”). On the Liquidation Date, the Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and thereafter the Fund will be terminated and dissolved.

If you own Fund shares in a tax deferred account, such as an individual retirement account, 401(k) or 403(b) account, you should consult your tax adviser to discuss the Fund’s liquidation and determine its tax consequences.

* * *

For more information, please contact a Fund customer service representative toll free at
(855) MERK ETF or (855) 637-5383

PLEASE RETAIN FOR FUTURE REFERENCE.

MERK HARD CURRENCY ETF
(the “Fund”)

Supplement dated April 6, 2015 to the Statement of Additional Information (“SAI”) dated July 31, 2014

On March 26, 2015, the Board of Trustees (“Board”) of Forum ETF Trust (the “Trust”) approved a Plan of Liquidation and Dissolution (the “Liquidation”) pursuant to which the assets of the Fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the Fund will be distributed to shareholders. The Fund’s investment adviser (the “Adviser”) has recommended to the Board to approve the Liquidation based on market conditions and economic factors adversely affecting the ability of the fund to conduct its business operations in an economically efficient manner. As a result, the Board concluded that it is in the best interest of the Fund’s shareholders to liquidate the Fund.

In anticipation of the liquidation, the Fund will stop accepting purchases into the Fund on or around April 6, 2015. The Fund will then begin its process of winding up and liquidating its portfolio assets as soon as reasonably practicable. As a result, the Fund will not be pursuing its investment objective on or around April 6, 2015. In connection with the Liquidation, the Board has directed the Trust’s principal underwriter to cease offering shares of the Fund immediately as of April 6, 2015.

The Fund anticipates that it will complete the Liquidation on or around the close of business on April 13, 2015 (the “Liquidation Date”). On the Liquidation Date, the Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and thereafter the Fund will be terminated and dissolved.

If you own Fund shares in a tax deferred account, such as an individual retirement account, 401(k) or 403(b) account, you should consult your tax adviser to discuss the Fund’s liquidation and determine its tax consequences.

* * *

For more information, please contact a Fund customer service representative toll free at
(855) MERK ETF or (855) 637-5383

PLEASE RETAIN FOR FUTURE REFERENCE.